Income Taxes - Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at start of year	$ 202,065	$ 19,078	$ 20,156
Increase related to acquired tax positions		170,047	0
Increase related to prior year tax positions	16,098	204	401
Decrease related to prior year tax positions	(5,442)	(1,695)	(1,271)
Increase related to current year tax positions	5,701	18,613	2,931
Settlements	0	(844)	(369)
Lapse of statute of limitations	(838)	(3,338)	(2,770)
Unrecognized tax benefits at end of year	$ 217,584	$ 202,065	$ 19,078